Ford Credit Auto Owner Trust 2023-B
Monthly Investor Report

Collection Period	October 2025
Payment Date	11/17/2025
Transaction Month	29
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-258040 and at https://www.ford.com/finance/investor-center/asset-backed-securitization.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables		Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,719,380,848.17	49,034		56.5 months

	Dollar Amount	Note Interest Rate		Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$350,000,000.00	5.517%		July 15, 2024
Class A-2a Notes	$350,000,000.00	5.57%		June 15, 2026
Class A-2b Notes	$250,000,000.00	4.72367%	*	June 15, 2026
Class A-3 Notes	$479,000,000.00	5.23%		May 15, 2028
Class A-4 Notes	$71,000,000.00	5.06%		February 15, 2029
Class B Notes	$47,330,000.00	5.56%		March 15, 2029
Class C Notes	$31,610,000.00	5.71%		December 15, 2030
Total	$1,578,940,000.00
		* 30-day average SOFR + 0.49%
II. AVAILABLE FUNDS

Interest:
Interest Collections	$2,488,763.31

Principal:
Principal Collections	$19,300,130.53
Prepayments in Full	$10,352,927.64
Liquidation Proceeds	$445,489.22
Recoveries	$143,330.89
Sub Total	$30,241,878.28
Collections	$32,730,641.59

Purchase Amounts:
Purchase Amounts Related to Principal	$268,070.09
Purchase Amounts Related to Interest	$1,345.04
Sub Total	$269,415.13

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$33,000,056.72

Ford Credit Auto Owner Trust 2023-B
Monthly Investor Report

Collection Period	October 2025
Payment Date	11/17/2025
Transaction Month	29
III. DISTRIBUTIONS

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$33,000,056.72
Servicing Fee	$455,657.36	$455,657.36	$0.00	$0.00	$32,544,399.36
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$32,544,399.36
Interest - Class A-2a Notes	$0.00	$0.00	$0.00	$0.00	$32,544,399.36
Interest - Class A-2b Notes	$0.00	$0.00	$0.00	$0.00	$32,544,399.36
Interest - Class A-3 Notes	$1,411,498.07	$1,411,498.07	$0.00	$0.00	$31,132,901.29
Interest - Class A-4 Notes	$299,383.33	$299,383.33	$0.00	$0.00	$30,833,517.96
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$30,833,517.96
Interest - Class B Notes	$219,295.67	$219,295.67	$0.00	$0.00	$30,614,222.29
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$30,614,222.29
Interest - Class C Notes	$150,410.92	$150,410.92	$0.00	$0.00	$30,463,811.37
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$30,463,811.37
Regular Principal Payment	$28,277,022.04	$28,277,022.04	$0.00	$0.00	$2,186,789.33
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$2,186,789.33
Residual Released to Depositor	$0.00	$2,186,789.33	$0.00	$0.00	$0.00
Total		$33,000,056.72

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Regular Principal Payment					$28,277,022.04
Total					$28,277,022.04

IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payment
		Per $1,000 of		Per $1,000 of		Per $1,000 of
	Actual	Original Balance	Actual	Original Balance	Actual	Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2a Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2b Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$28,277,022.04	$59.03	$1,411,498.07	$2.95	$29,688,520.11	$61.98
Class A-4 Notes	$0.00	$0.00	$299,383.33	$4.22	$299,383.33	$4.22
Class B Notes	$0.00	$0.00	$219,295.67	$4.63	$219,295.67	$4.63
Class C Notes	$0.00	$0.00	$150,410.92	$4.76	$150,410.92	$4.76
Total	$28,277,022.04	$17.91	$2,080,587.99	$1.32	$30,357,610.03	$19.23

Ford Credit Auto Owner Trust 2023-B
Monthly Investor Report

Collection Period	October 2025
Payment Date	11/17/2025
Transaction Month	29

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period		End of Period
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2a Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2b Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$323,861,889.37	0.6761209	$295,584,867.33	0.6170874
Class A-4 Notes	$71,000,000.00	1.0000000	$71,000,000.00	1.0000000
Class B Notes	$47,330,000.00	1.0000000	$47,330,000.00	1.0000000
Class C Notes	$31,610,000.00	1.0000000	$31,610,000.00	1.0000000
Total	$473,801,889.37	0.3000759	$445,524,867.33	0.2821671

Pool Information
Weighted Average APR	5.433%	5.474%
Weighted Average Remaining Term	35.82	35.16
Number of Receivables Outstanding	24,718	23,897
Pool Balance	$546,788,826.92	$515,846,741.66
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$509,635,284.71	$480,894,131.39
Pool Factor	0.3180150	0.3000189

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$3,947,366.14
Yield Supplement Overcollateralization Amount	$34,952,610.27
Targeted Overcollateralization Amount	$70,321,874.33
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$70,321,874.33

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$3,947,366.14
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$3,947,366.14
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$3,947,366.14

Ford Credit Auto Owner Trust 2023-B
Monthly Investor Report

Collection Period	October 2025
Payment Date	11/17/2025
Transaction Month	29
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		72	$575,467.78
(Recoveries)		98	$143,330.89
Net Loss for Current Collection Period			$432,136.89
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.9484%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.8525%
Second Prior Collection Period			1.1768%
Prior Collection Period			0.9078%
Current Collection Period			0.9760%
Four Month Average (Current and Prior Three Collection Periods)			0.9783%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		2,368	$15,035,609.62
(Cumulative Recoveries)			$2,326,266.12
Cumulative Net Loss for All Collection Periods			$12,709,343.50
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.7392%

Average Realized Loss for Receivables that have experienced a Realized Loss			$6,349.50
Average Net Loss for Receivables that have experienced a Realized Loss			$5,367.12

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	1.67%	266	$8,617,613.54
61-90 Days Delinquent	0.34%	47	$1,772,150.65
91-120 Days Delinquent	0.06%	10	$304,463.00
Over 120 Days Delinquent	0.18%	21	$952,888.20
Total Delinquent Receivables	2.26%	344	$11,647,115.39

Repossession Inventory:
Repossessed in the Current Collection Period		22	$769,388.42
Total Repossessed Inventory		29	$1,148,527.95

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.2388%
Prior Collection Period			0.2589%
Current Collection Period			0.3264%
Three Month Average			0.2747%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month	Trigger
1-12	0.80%
13-24	1.50%
25-36	2.60%
37+	4.40%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.5873%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2023-B
Monthly Investor Report

Collection Period	October 2025
Payment Date	11/17/2025
Transaction Month	29

Receivables Granted Extensions in the Current Collection Period:	# of Receivables	Amount

1 Month Extended	91	$2,893,484.02
2 Months Extended	127	$3,969,920.92
3+ Months Extended	25	$839,419.37

Total Receivables Extended	243	$7,702,824.31
IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 7, 2025

X. FLOATING RATE BENCHMARK: BENCHMARK TRANSITION

Benchmark Transition Event:	N/A

Benchmark Replacement Date:	N/A

Unadjusted Benchmark Replacement:	N/A

Benchmark Replacement Adjustment:	N/A

Benchmark Replacement Conforming Changes:	N/A

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Ryan M. Hershberger
Assistant Treasurer